Schedule of investments

Delaware International Fund December 31, 2019 (Unaudited)

	Number of Shares	Value (US $)
Common Stock – 98.44%Δ
Denmark - 6.75%
Novo Nordisk Class B	494,160	$28,635,996
		28,635,996
France - 25.40%
Air Liquide	168,820	23,897,913
Danone	336,940	27,930,180
Orange †	1,093,620	16,094,482
Publicis Groupe	458,750	20,768,444
Sodexo	160,620	19,034,691
		107,725,710
Germany - 6.66%
adidas AG	21,750	7,070,243
Fresenius Medical Care AG & Co.	287,760	21,187,146
		28,257,389
Ireland - 1.45%
Kerry Group Class A	49,250	6,137,578
		6,137,578
Japan - 21.65%
Asahi Group Holdings	262,500	11,975,385
Kao	92,500	7,628,947
KDDI	648,700	19,354,855
Kirin Holdings	246,100	5,371,523
Lawson	168,000	9,536,122
Makita	324,300	11,199,661
Secom	68,200	6,086,355
Seven & i Holdings	564,400	20,688,328
		91,841,176
Netherlands - 7.17%
Koninklijke Ahold Delhaize	1,215,530	30,398,341
		30,398,341
Sweden - 3.97%
Securitas Class B	978,460	16,858,103
		16,858,103
Switzerland - 15.39%
Nestle	224,870	24,345,612
Roche Holding	86,870	28,232,995
Swatch Group	45,570	12,723,389
		65,301,996
United Kingdom - 10.00%
Diageo	432,680	18,342,959

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Schedule of investments

Delaware International Fund (Unaudited)

	Number of Shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
G4S	5,957,260	$17,202,351
Next	73,810	6,861,409
		42,406,719
Total Common Stock (cost $391,091,007)		417,563,008

Exchange-Traded Funds – 1.69%
iShares MSCI EAFE ETF	5,515	382,962
Vanguard FTSE Developed Markets ETF	153,960	6,783,478
Total Exchange-Traded Funds (cost $6,689,627)		7,166,440
Total Value of Securities – 100.13%
(cost $397,780,634)		424,729,448

Liabilities Net of Receivables and Other Assets – (0.13%)		(548,223)
Net Assets Applicable to 32,362,173 Shares Outstanding – 100.00%		$424,181,225
Δ Securities have been classified by country of origin.
† Non-income producing security.

The following foreign currency exchange contracts were outstanding at Dec. 31, 2019:

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	DKK	(1,015,831)	USD	151,573	1/2/20	$—	$(932)
BNYM	EUR	(96,974)	USD	108,521	1/2/20	—	(267)
BNYM	GBP	(201,586)	USD	264,177	1/2/20	—	(2,861)
BNYM	GBP	(44,263)	USD	58,665	1/3/20	29	—
Total Foreign Currency Exchange Contracts						$29	$(4,060)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
BNYM – The Bank of New York Mellon
DKK – Danish Krone
EAFE – Europe Australasia and Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
FTSE – Financial Times Stock Exchange 100 Index

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(Unaudited)

Summary of abbreviations (continued):
GBP – British Pound Sterling
MSCI – Morgan Stanley Capital International
USD – United States Dollar

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